Auditor remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration
Audit fees	€ 3,786	€ 4,088	€ 2,460
Audit-related fees	20	60	43
Audit fees related to prior year audit	738	1,504	402
All other fees			77
Total auditor's remuneration	€ 4,544	€ 5,651	€ 2,982